Interest-bearing liabilities (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 15, 2021 EUR (€)	Jun. 30, 2020	Feb. 29, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Borrowings information
Carrying amount					€ 4,277		€ 5,576
Fair value adjustments related to discontinued fair value hedge accounting relationships				€ 235	138
1.00% Senior Notes
Borrowings information
Nominal							€ 350
Interest rate (as percentage)						1.00%	1.00%
Carrying amount					499		€ 350
Repayments of bonds, notes and debentures				150
1.00% Senior Notes | Borrowing related activity
Borrowings information
Interest rate (as percentage)	1.00%
Repayments of bonds, notes and debentures	€ 350
3.375% Senior Notes
Borrowings information
Nominal | $						$ 500
Interest rate (as percentage)						3.375%	3.375%
Carrying amount					445		€ 417
2.00% Senior Notes, due March 2024
Borrowings information
Nominal							€ 750
Interest rate (as percentage)						2.00%	2.00%
Carrying amount					766		€ 762
EIB R&D Loan Facility
Borrowings information
Nominal							500
Carrying amount							500
Proceeds from issue of bonds, notes and debentures			€ 500
NIB R&D Loan Facility
Borrowings information
Nominal							250
Carrying amount					250		250
2.375% Senior Notes(1)
Borrowings information
Nominal							€ 500
Interest rate (as percentage)						2.375%	2.375%
Carrying amount							€ 497
Proceeds from issue of bonds, notes and debentures				500
2.00% Senior Notes, due March 2026
Borrowings information
Nominal							€ 750
Interest rate (as percentage)						2.00%	2.00%
Carrying amount					765		€ 762
4.375% Senior Notes
Borrowings information
Nominal | $						$ 500
Interest rate (as percentage)						4.375%	4.375%
Carrying amount					452		€ 448
6.50% Senior Notes
Borrowings information
Nominal | $						$ 74
Interest rate (as percentage)						6.50%	6.50%
Carrying amount					66		€ 61
3.125% Senior Notes(1)
Borrowings information
Nominal							€ 500
Interest rate (as percentage)						3.125%	3.125%
Carrying amount							€ 497
Proceeds from issue of bonds, notes and debentures				€ 500
6.45% Senior Notes
Borrowings information
Nominal | $						$ 206
Interest rate (as percentage)						6.45%	6.45%
Carrying amount					185		€ 169
6.625% Senior Notes
Borrowings information
Nominal | $						$ 500
Interest rate (as percentage)						6.625%	6.625%
Carrying amount					517		€ 541
Other liabilities
Borrowings information
Carrying amount					332		322
Credit facilities and funding program
Borrowings information
Carrying amount					2,000		2,850
Revolving Credit Facility
Borrowings information
Nominal							1,500
Remaining extension option		1 year
Finnish Commercial Paper Programme
Borrowings information
Nominal							750
Euro-Commercial Paper Programme [Member]
Borrowings information
Nominal							1,500
Euro Medium-Term Note Programme [Member]
Borrowings information
Nominal							5,000
Carrying amount					€ 2,000		€ 2,850